Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash Flows from Operating Activities:
Net (loss) income	¥ 167,389	$ 23,936	¥ 50,157	¥ (140,349)
Depreciation	13,488	1,929	9,074	11,952
Amortization of intangible assets	1,121	160	4,144	5,637
Amortization of right-of-use assets	8,051	1,151	9,125	10,748
Deferred income taxes	13,520	1,933	(5,285)	(1,077)
Share-based compensation	54	8	(959)	(72,133)
(Gain) loss from disposal of property and equipment	170	24	(416)
Share of (income) loss in equity method investments	3,271	468	(37,157)	(19,280)
Unrealized loss (gain) of investment in marketable securities	(366,399)	(52,394)	(5,161)	2,415
Loss (income) from disposal of subsidiaries			(754)	75
Impairment loss of investment	330,316	47,235	5,000	28,984
Impairment loss of intangible assets and property, equipment and software			20,488
Gain on held-to-maturity investment	(190)	(27)	(179)	(186)
Dividend income from equity securities without readily determinable fair value			(1,877)	(875)
Provision (reversal) for credit losses	(204)	(29)	10,565	192,756
Impairment of goodwill				24,809
Accretion of interest on held-to-maturity investment	(4,146)	(593)	(11,303)	(17,012)
Changes in operating assets and liabilities
Accounts receivable	(3,630)	(519)	(33,765)	52,788
Interest receivable	17,340	2,480	33,300
Other receivables	(19,142)	(2,737)	(1,995)	63,548
Loans receivable	6,000	858	(6,181)	(965)
Prepaid expenses and other assets	(6,353)	(908)	6,855	56,779
Amount due to related parties				(519)
Accrued expenses and other liabilities	66,952	9,574	5,042	(116,328)
Taxes payable	(9,578)	(1,370)	9,426	(12,964)
Payroll and welfare payable	(1,936)	(277)	513	(4,787)
Deferred revenue			(5,326)	(3,629)
Operating lease liabilities	(8,430)	(1,205)	(6,838)	(13,839)
Net cash provided by operating activities	207,664	29,697	46,493	46,548
Cash Flows from Investing Activities:
Purchases of property, equipment and software and intangible assets	(2,662)	(381)	(1,140)	(5,744)
Proceeds from sale of property and equipment			773	1,391
Purchase of term deposits	(47,521)	(6,795)	(596,903)	(341,636)
Redemptions of term deposits	295,412	42,243	633,697	227,432
Acquisitions of subsidiaries, net of cash acquired				(14)
Purchase of marketable securities	(1,909,186)	(273,010)	(3,304,541)	(364,011)
Disposals of marketable securities	1,379,230	197,227	1,774,785	134,310
Disposals of subsidiaries, net of cash disposed			9,301
Purchases of long-term investments			(125,548)	(529,521)
Disposal of long-term investments	207,802	29,715	317,593
Provision of loans to related parties			(2,492)	(111,805)
Repayment of loans to related parties	2,715	388	2,448	56,530
Net cash used in investing activities	(74,210)	(10,613)	(1,292,027)	(933,068)
Cash Flows from Financing Activities:
Capital contribution by non-controlling shareholders	5,561	795
Net cash provided by financing activities	5,561	795
Effect of foreign exchange rate changes on cash, cash equivalent and restricted cash	(32,502)	(4,647)	69,127	74,534
Net (decrease) increase in cash, cash equivalent, and restricted cash	106,513	15,232	(1,176,407)	(811,986)
Cash, cash equivalent, and restricted cash at the beginning of the year	643,613	92,035	1,820,020	2,632,006
Cash, cash equivalent, and restricted cash at the end of the year	750,126	107,267	643,613	1,820,020
Supplemental disclosures of cash flow information:
Cash paid for income taxes	51,763	7,402	8,523	24,224
Reconciliation to amounts on consolidated balance sheets at the beginning of the year:
Cash and cash equivalents	379,350	54,246	1,686,342	2,433,279
Restricted cash	264,263	37,789	133,678	198,727
Cash, cash equivalent, and restricted cash at the beginning of the year	643,613	92,035	1,820,020	2,632,006
Reconciliation to amounts on consolidated balance sheets at the end of the year:
Cash and cash equivalents	434,527	62,137	379,350	1,686,342
Restricted cash	315,599	45,130	264,263	133,678
Cash, cash equivalent, and restricted cash at the end of the year	¥ 750,126	$ 107,267	¥ 643,613	¥ 1,820,020